Related Party Transactions (Details) - USD ($)		1 Months Ended			3 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 10, 2021	Jun. 30, 2021	Jun. 16, 2021	Jun. 15, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Founder shares and sponsor shares, description	On February 10, 2021, the Sponsor received 7,187,500 Class B Units of Opco for no consideration and purchased 7,187,600 of the Company’s Class B ordinary shares, par value $0.0001, 2,500 of the Company’s Class A ordinary shares and 100 Class A Units of Opco for aggregate consideration of $26,000. Of the aggregate consideration, Opco received $1,000 for the Class A Units and the Company received $25,000 for the Class A ordinary shares and the Class B ordinary shares. The Company then subscribed for 2,500 Class A Units of Opco for $25,000.	the Sponsor forfeited 90,000 Class B Units of Opco, and 30,000 Class B Units of Opco were issued to each of the Company’s independent director nominees. The Sponsor transferred a corresponding number of shares of the Company’s Class B ordinary shares to the Company’s independent director nominees. In June 2021, the Company effected a dividend, and Opco effected a distribution, resulting in an aggregate of 8,625,000 Class B ordinary shares and 8,624,900 Class B Units of Opco outstanding, of which the Sponsor owned 8,535,000 of the Company’s Class B ordinary shares and 8,534,900 Class B Units of Opco.
Sponsor shares, description							The Company refers to the 8,624,900 Class B ordinary shares and corresponding number of Class B Units of Opco (or the Class A Units of Opco into which such Class B Units will convert) collectively as the “Founder Units”. The Founder Units consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for shares of the Company’s Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein. The Company refers to the 2,500 Class A ordinary shares and the 100 Class A Units of Opco and a corresponding number of shares of the Company’s non-economic Class B ordinary shares (which together will be exchangeable into Class A ordinary shares after the initial Business Combination on a one-for-one basis) collectively as the “Sponsor Units”.	The Company refers to the 8,624,900 Class B ordinary shares and corresponding number of Class B Units of Opco (or the Class A Units of Opco into which such Class B Units will convert) collectively as the “Founder Shares”. The Founder Shares consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for shares of the Company’s Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein. The Company refers to the 2,500 Class A ordinary shares and the 100 Class A Units of Opco and a corresponding number of shares of the Company’s non-economic Class B ordinary shares (which together will be exchangeable into Class A ordinary shares after the initial Business Combination on a one-for-one basis) collectively as the “Sponsor Shares”.
Outstanding shares percentage							20.00%	20.00%
Price per share (in Dollars per share)					$ 10		$ 10	$ 10
Loan borrowed			$ 167,000
Working capital loans							$ 1,500,000	$ 1,500,000
Price per warrant (in Dollars per share)					$ 1		$ 1	$ 1
Per month for office space, secretarial and administrative services				$ 10,000
Incurred fees					$ 30,000		$ 90,000	$ 65,000
Agreement fees paided						$ 35,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Forfeited shares (in Shares)			1,127,500				1,127,500	1,127,500
Issued and outstanding percentage							20.00%	20.00%
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)					$ 1		$ 1	$ 1
Shares issued (in Shares)							10,900,000	10,900,000
Proceeds from warrant							$ 10,900,000	$ 10,900,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)					12		$ 12	$ 12
Price per share (in Dollars per share)					12		12	12
Ordinary shares par value (in Dollars per share)					0.0001		0.0001	0.0001
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)					$ 11.5		$ 11.5	$ 11.5
IPO [Member]
Related Party Transactions (Details) [Line Items]
Related party loans	$ 300,000